Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2025
Trade and other receivables
Schedule of breakdown of trade and other receivables

	September 30,	September 30,
	2025	2024
Trade receivables	$1,352,216	$455,049
Unbilled revenue	—	42,248
Sales tax recoverable	141,936	70,578
Total	$1,494,152	$567,875

Schedule of changes in unbilled receivables

	September 30,	September 30,
	2025	2024
Balance, beginning of year	$42,248	$5,211
Revenue billed during the year	(42,248)	(5,211)
Revenue in excess of billings, net of amounts transferred to trade receivables	—	42,248
Balance, end of year	$—	$42,248
Current	$—	$42,248
Non-current	$—	$—